Investments - Maturity of Fixed Maturity Securities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortized Cost:
One year or less	$ 445	$ 496
After one year through five years	1,269	1,219
After five years through ten years	16	31
After ten years	5	5
Mortgage-backed/asset-backed securities	53	55
Cost Basis	$ 1,788	$ 1,806
Amortized Cost, % of Total:
One year or less	25.00%	27.50%
After one year through five years	71.00%	67.50%
After five years through ten years	1.00%	1.70%
After ten years	0.00%	0.30%
Mortgage-backed/asset-backed securities	3.00%	3.00%
Total	100.00%	100.00%
Fair Value:
One year or less	$ 444	$ 496
After one year through five years	1,264	1,227
After five years through ten years	16	32
After ten years	5	5
Mortgage-backed/asset-backed securities	53	56
Total	$ 1,782	$ 1,816	$ 2,407
Fair Value, % of Total:
One year or less	25.00%	27.30%
After one year through five years	71.00%	67.50%
After five years through ten years	1.00%	1.80%
After ten years	0.00%	0.30%
Mortgage-backed/asset-backed securities	3.00%	3.10%
Total	100.00%	100.00%